Pensions and other post-retirement benefits - Expected Future Benefit Payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) year
Disclosure of defined benefit plans [line items]
2018	$ 2,426
2019	2,371
2020	2,361
2021	2,446
2022	2,404
2023-2027	12,142
Domestic defined benefit plans | United Kingdom
Disclosure of defined benefit plans [line items]
2018	1,101
2019	1,087
2020	1,108
2021	1,148
2022	1,176
2023-2027	$ 6,319
Weighted average duration | year	19.8
Foreign defined benefit plans | US
Disclosure of defined benefit plans [line items]
2018	$ 847
2019	815
2020	798
2021	853
2022	784
2023-2027	$ 3,701
Weighted average duration | year	9.5
Foreign defined benefit plans | Eurozone
Disclosure of defined benefit plans [line items]
2018	$ 369
2019	359
2020	346
2021	336
2022	332
2023-2027	$ 1,559
Weighted average duration | year	14.3
Foreign defined benefit plans | Other
Disclosure of defined benefit plans [line items]
2018	$ 109
2019	110
2020	109
2021	109
2022	112
2023-2027	$ 563
Weighted average duration | year	13.1